Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per Share
37. Earnings per Share
37.1 Basic Earnings per Share
Basic earnings per share is calculated by dividing profit attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding.
37.1.1 Weighted average number of ordinary shares outstanding

	2021		2022		2023
	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares	Number of shares	Accumulated number of shares
	(In number of shares)
Number of issued ordinary shares	415,807,920	151,769,890,800	408,897,068	150,138,929,728	403,511,072	147,787,824,904
Number of treasury shares *	(26,173,585)	(9,553,358,525)	(19,262,733)	(7,922,397,453)	(24,847,247)	(7,617,096,867)

Average number of ordinary shares outstanding	389,634,335	142,216,532,275	389,634,335	142,216,532,275	378,663,825	140,170,728,037

Number of days		365		365		365
Weighted average number of ordinary shares outstanding		389,634,335		389,634,335		384,029,392

*	Treasury stock retired during the year ended December 31, 2022 and 2023 were deducted from February 14, 2022 and April 4, 2023, respectively.
37.1.2 Basic earnings per share

	2021		2022		2023
	(In Korean won and in number of shares)
Profit attributable to shareholders of the Parent Company	￦	4,409,543,288,213	￦	4,152,991,586,688	￦	4,631,932,222,629
Deduction: Dividends on hybrid securities		(71,537,500,000)		(126,402,175,000)		(184,915,050,000)

Profit attributable to ordinary equity holders of the Parent Company (A)		4,338,005,788,213		4,026,589,411,688		4,447,017,172,629
Weighted average number of ordinary shares outstanding (B)		389,634,335		389,634,335		384,029,392
Basic earnings per share (A/B)	￦	11,134	￦	10,334	￦	11,580
37.2 Diluted Earnings per Share
Diluted earnings per share is calculated through increasing the weighted average number of ordinary shares outstanding by the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares. The Group has dilutive potential ordinary shares such as stock grants and ordinary share exchange right of exchangeable bonds.

A calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average market share price for the year) based on the monetary value of stock grants. The number of shares calculated above is compared with the number of shares that would have been issued assuming the settlement of stock grants.
Exchangeable bonds are included in potential ordinary shares from the exercisable date of the exchange right, and interest expense after tax for the period is added to profit for diluted earnings per share.
37.2.1 Adjusted profit for diluted earnings per share

	2021		2022		2023
	(In Korean won)
Profit attributable to shareholders of the Parent Company	￦	4,409,543,288,213	￦	4,152,991,586,688	￦	4,631,932,222,629
Deduction: Dividends on hybrid securities		(71,537,500,000)		(126,402,175,000)		(184,915,050,000)

Profit attributable to ordinary equity holders of the Parent Company		4,338,005,788,213		4,026,589,411,688		4,447,017,172,629
Adjustments: Interest expense on exchangeable bonds		2,347,186,871		2,380,953,816		2,451,851,049

Adjusted profit for diluted earnings per share	￦	4,340,352,975,084	￦	4,028,970,365,504	￦	4,449,469,023,678

37.2.2 Weighted average number of ordinary shares outstanding for diluted earnings per share

	2021	2022	2023
	(In number of shares)
Weighted average number of ordinary shares outstanding	389,634,335	389,634,335	384,029,392
Adjustment:
Stock grants	3,945,208	4,306,711	4,300,774
Exchangeable bonds	5,000,000	5,000,000	5,000,000

Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share	398,579,543	398,941,046	393,330,166

37.2.3 Diluted earnings per share

	2021		2022		2023
	(In Korean won and in number of shares)
Adjusted profit for diluted earnings per share	￦	4,340,352,975,084	￦	4,028,970,365,504	￦	4,449,469,023,678
Adjusted weighted average number of ordinary shares outstanding for diluted earnings per share		398,579,543		398,941,046		393,330,166

Diluted earnings per share	￦	10,890	￦	10,099	￦	11,312